11. OTHER RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
OTHER RELATED PARTY TRANSACTIONS

NOTE 11. OTHER RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, the Company received cash advances from its Board member Jeffery Abrams and former Board member Anthony Thornley in the amount of $27,537 to extend insurance policies of the Company. Following the dismissal of the Chapter 11 Case by the Bankruptcy Court on December 9, 2011, $27,537 was paid back by the Company in cash to Mr. Thornley and Mr. Abrams. There are currently no amounts due to Mr. Thornley and/or Dr. Abrams related to this or any other transaction.

During the year ended December 31, 2011, DermaStar purchased trade debt from third party vendors totaling $56,087. The amount owed to DermaStar related to this debt is included in the accounts payable – related party line item on the consolidated balance sheet. No amounts were paid to DermaStar related to this debt. DermaStar also made cash payments on behalf of the Company during the year ended December 31, 2011 in the amount of $254,142. On December 31, 2011, the Company made a payment to DermaStar totaling $254,142, as reimbursement for DermaStar’s cash payments made on behalf of the Company. DermaStar, and its members individually, are control persons of the Company. Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Executive Chairman of the Company, are managing members and partial owners of DermaStar.